Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2024 USD ($) PercentileRank	Dec. 30, 2023 USD ($) PercentileRank	Dec. 31, 2022 USD ($) PercentileRank	Dec. 25, 2021 USD ($) PercentileRank	Dec. 26, 2020 USD ($) PercentileRank
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our PEO and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment based on:(4)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1),(2),(3) ($)	Average Summary Compensation Table Total for Non- PEO NEOs(1) ($)	Average Compensation Actually Paid to Non- PEO NEOs(1),(2),(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	TSR Percentile Rank(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	5,303,605	8,147,045	1,964,562	2,944,343	176.3	242.1	69.6	55.0
2023	6,727,849	13,476,551	2,727,617	5,101,521	160.6	217.8	82.4	85.0
2022	5,111,932	(2,441,277)	1,987,354	(897,158)	85.6	160.9	50.7	30.8
2021	5,231,873	2,791,024	2,082,660	1,146,973	171.4	232.3	83.9	5.4
2020	4,588,247	13,461,558	2,064,727	5,424,209	164.0	162.3	78.5	72.2

(1)	Michael D. Slessor, our President and CEO, was our PEO for each year presented. The only Non-PEO NEO for each year presented was Shai Shahar, our CFO.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEO or non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for Dr. Slessor and Mr. Shahar as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

(4)
The Peer Group TSR set forth in this table utilizes the S&P Semiconductors Select Industry Index, which we also utilize in the stock price performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 28, 2024. The comparison assumes $100 was invested for the period starting December 27, 2019 through the end of the applicable year reflected in the table, in the Company and in the S&P Semiconductors Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined TSR Percentile Rank relative to the constituents of the S&P Semiconductors Select Industry Index to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and non-PEO NEO in 2024. This column presents the TSR Percentile Rank (or the relative ranking of the Company’s TSR as compared to the TSRs of the companies included in the S&P Semiconductors Select Industry Index) for each covered year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to PEO ($)
2024	5,303,605	3,960,445	6,803,885	8,147,045
2023	6,727,849	5,980,078	12,728,781	13,476,551
2022	5,111,932	4,258,926	(3,294,284)	(2,441,277)
2021	5,231,873	4,189,734	1,748,885	2,791,024
2020	4,588,247	3,311,000	12,184,311	13,461,558

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,964,562	1,212,913	2,192,694	2,944,343
2023	2,727,617	2,286,957	4,660,861	5,101,521
2022	1,987,354	1,490,639	(1,393,873)	(897,158)
2021	2,082,660	1,512,966	577,280	1,146,973
2020	2,064,727	1,430,352	4,789,834	5,424,209

(1)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Principal Executive Officer

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	4,247,075	1,737,266	142,954	676,590	—	—	6,803,885
2023	7,413,921	5,029,766	214,342	70,752	—	—	12,728,781
2022	2,055,593	(5,015,629)	—	(334,248)	—	—	(3,294,284)
2021	4,833,797	(1,385,403)	—	(1,699,509)	—	—	1,748,885
2020	5,815,370	5,933,234	—	435,707	—	—	12,184,311

Other Named Executive Officers

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,300,696	594,253	43,781	253,964	—	—	2,192,694
2023	2,767,243	1,786,740	107,207	(329)	—	—	4,660,861
2022	719,464	(1,980,401)	—	(132,936)	—	—	(1,393,873)
2021	1,745,546	(579,687)	—	(588,579)	—	—	577,280
2020	2,512,240	2,367,636	—	(90,042)	—	—	4,789,834

Company Selected Measure Name	TSR Percentile Rank
Named Executive Officers, Footnote
(1)	Michael D. Slessor, our President and CEO, was our PEO for each year presented. The only Non-PEO NEO for each year presented was Shai Shahar, our CFO.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P Semiconductors Select Industry Index, which we also utilize in the stock price performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 28, 2024. The comparison assumes $100 was invested for the period starting December 27, 2019 through the end of the applicable year reflected in the table, in the Company and in the S&P Semiconductors Select Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,303,605	$ 6,727,849	$ 5,111,932	$ 5,231,873	$ 4,588,247
PEO Actually Paid Compensation Amount	$ 8,147,045	13,476,551	(2,441,277)	2,791,024	13,461,558
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for Dr. Slessor and Mr. Shahar as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to PEO ($)
2024	5,303,605	3,960,445	6,803,885	8,147,045
2023	6,727,849	5,980,078	12,728,781	13,476,551
2022	5,111,932	4,258,926	(3,294,284)	(2,441,277)
2021	5,231,873	4,189,734	1,748,885	2,791,024
2020	4,588,247	3,311,000	12,184,311	13,461,558

(1)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Principal Executive Officer

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	4,247,075	1,737,266	142,954	676,590	—	—	6,803,885
2023	7,413,921	5,029,766	214,342	70,752	—	—	12,728,781
2022	2,055,593	(5,015,629)	—	(334,248)	—	—	(3,294,284)
2021	4,833,797	(1,385,403)	—	(1,699,509)	—	—	1,748,885
2020	5,815,370	5,933,234	—	435,707	—	—	12,184,311

Non-PEO NEO Average Total Compensation Amount	$ 1,964,562	2,727,617	1,987,354	2,082,660	2,064,727
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,944,343	5,101,521	(897,158)	1,146,973	5,424,209
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for Dr. Slessor and Mr. Shahar as set forth in the table below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Equity Values(1) ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,964,562	1,212,913	2,192,694	2,944,343
2023	2,727,617	2,286,957	4,660,861	5,101,521
2022	1,987,354	1,490,639	(1,393,873)	(897,158)
2021	2,082,660	1,512,966	577,280	1,146,973
2020	2,064,727	1,430,352	4,789,834	5,424,209

(1)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Other Named Executive Officers

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,300,696	594,253	43,781	253,964	—	—	2,192,694
2023	2,767,243	1,786,740	107,207	(329)	—	—	4,660,861
2022	719,464	(1,980,401)	—	(132,936)	—	—	(1,393,873)
2021	1,745,546	(579,687)	—	(588,579)	—	—	577,280
2020	2,512,240	2,367,636	—	(90,042)	—	—	4,789,834

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the cumulative TSR over the four most recently completed fiscal years of the Company and the S&P Semiconductors Select Industry.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the Company’s net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and TSR Percentile Rank
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the Company’s TSR Percentile Rank during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and non-PEO NEOs and the cumulative TSR over the four most recently completed fiscal years of the Company and the S&P Semiconductors Select Industry.

Tabular List, Table
Tabular List of Most Important Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.

Performance Measures
Total Shareholder Return
Adjusted Operating Income
Total Shareholder Percentile Rank

Total Shareholder Return Amount	$ 176.3	160.6	85.6	171.4	164
Peer Group Total Shareholder Return Amount	242.1	217.8	160.9	232.3	162.3
Net Income (Loss)	$ 69,600,000	$ 82,400,000	$ 50,700,000	$ 83,900,000	$ 78,500,000
Company Selected Measure Amount | PercentileRank	55	85	30.8	5.4	72.2
PEO Name	Michael D. Slessor	Michael D. Slessor	Michael D. Slessor	Michael D. Slessor	Michael D. Slessor
Equity Awards Adjustments, Footnote
Principal Executive Officer

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	4,247,075	1,737,266	142,954	676,590	—	—	6,803,885
2023	7,413,921	5,029,766	214,342	70,752	—	—	12,728,781
2022	2,055,593	(5,015,629)	—	(334,248)	—	—	(3,294,284)
2021	4,833,797	(1,385,403)	—	(1,699,509)	—	—	1,748,885
2020	5,815,370	5,933,234	—	435,707	—	—	12,184,311

Other Named Executive Officers

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total - Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,300,696	594,253	43,781	253,964	—	—	2,192,694
2023	2,767,243	1,786,740	107,207	(329)	—	—	4,660,861
2022	719,464	(1,980,401)	—	(132,936)	—	—	(1,393,873)
2021	1,745,546	(579,687)	—	(588,579)	—	—	577,280
2020	2,512,240	2,367,636	—	(90,042)	—	—	4,789,834

Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Percentile Rank
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,960,445)	$ (5,980,078)	$ (4,258,926)	$ (4,189,734)	$ (3,311,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,803,885	12,728,781	(3,294,284)	1,748,885	12,184,311
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,247,075	7,413,921	2,055,593	4,833,797	5,815,370
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,737,266	5,029,766	(5,015,629)	(1,385,403)	5,933,234
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,954	214,342	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	676,590	70,752	(334,248)	(1,699,509)	435,707
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,212,913)	(2,286,957)	(1,490,639)	(1,512,966)	(1,430,352)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,192,694	4,660,861	(1,393,873)	577,280	4,789,834
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,300,696	2,767,243	719,464	1,745,546	2,512,240
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	594,253	1,786,740	(1,980,401)	(579,687)	2,367,636
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,781	107,207	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	253,964	(329)	(132,936)	(588,579)	(90,042)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0